Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2016 and 2015:

	2016		2015
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$2,162	0.25%	$3,396	0.25%
Notes payable	12	6.00%	12	6.00%
Short-term line of credit	500	3.75%	2,350	3.50%
	$2,674	0.93%	$5,758	1.59%

	2016		2015
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	1.48%	$2	0.79%
Master notes and other short term borrowing	2,540	0.25%	3,280	0.25%
Notes payable	12	6.31%	18	6.00%
Short-term line of credit	803	3.67%	1,598	3.51%
	$3,357	1.09%	$4,898	1.32%

	2016	2015
	(dollars in thousands)
Maximum month-end balance
Master notes and other short term borrowing	4,325	4,736
Notes payable	12	12
Short-term line of credit	2,350	2,350